INVESTMENTS (Details 14) (USD $)			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Purchased Credit Impaired (PCI) Securities	Dec. 31, 2011 Bonds available for sale	Dec. 31, 2010 Bonds available for sale
INVESTMENTS
Total carrying values of cash and securities deposited under requirements of regulatory authorities or other insurance-related arrangements	$ 9,800,000,000	$ 11,500,000,000
Purchased Credit Impaired (PCI) Securities
Contractually required payments (principal and interest)			14,518,000,000
Cash flows expected to be collected			11,520,000,000
Recorded investment in acquired securities			7,577,000,000
Outstanding principal balance			10,119,000,000
Amortized cost			7,006,000,000
Fair value			6,535,000,000	263,981,000,000	228,302,000,000
Changes in activity for the accretable yield on PCI securities:
Newly purchased PCI securities			3,943,000,000
Accretion			(324,000,000)
Effect of changes in interest rate indices			(62,000,000)
Net reclassification from non-accretable difference, including effects of prepayments			578,000,000
Balance, end of year			$ 4,135,000,000